Securitizations and Variable Interest Entities - Fair Value of Retained Interests (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 181	¥ 215
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	173	195
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	8	20
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	180	214
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	173	195
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 2 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	7	19
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	1	1
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Level 3 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	1	1
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	174	196
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	173	195
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Investment grade [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	1	1
Other SPE [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	7	19
Other SPE [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Other SPE [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Other SPE [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 7	¥ 19